                              SEASONS SERIES TRUST
              Supplement to the Statement of Additional Information
                               Dated July 31, 2006

Under the section INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, the information regarding compensation for the Focus Growth Portfolio, Focus Growth and Income Portfolio Focus TechNet Portfolio, Focus Value Portfolio, Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Moderate Growth Portfolio and Stock Portfolio is deleted in its entirety and replaced with the following, effective October 2, 2006:

                PORTFOLIO                  ADVISORY FEE (AS A PERCENTAGE OF ASSETS)
                ---------                  ----------------------------------------
Focus Growth Portfolio*                           First $250 million   1.00%
                                                  Next $250 million    0.95%
                                                  Over $500 million    0.90%

Focus Growth and Income Portfolio*                First $250 million   1.00%
                                                  Next $250 million    0.95%
                                                  Over $500 million    0.90%

Focus TechNet Portfolio*                          First $250 million   1.20%
                                                  Next $250 million    1.10%
                                                  Over $500 million    1.00%

Focus Value Portfolio*                            First $250 million   1.00%
                                                  Next $250 million    0.95%
                                                  Over $500 million    0.90%

Multi-Managed Growth Portfolio*                   First $250 million   0.89%
                                                  Next $250 million    0.84%
                                                  Over $500 million    0.79%

Multi-Managed Income Portfolio*                   First $250 million   0.77%
                                                  Next $250 million    0.72%
                                                  Over $500 million    0.67%

Multi-Managed Income/Equity Portfolio*            First $250 million   0.81%
                                                  Next $250 million    0.76%
                                                  Over $500 million    0.71%

Multi-Managed Moderate Growth Portfolio*          First $250 million   0.85%
                                                  Next $250 million    0.80%
                                                  Over $500 million    0.75%

Stock Portfolio*                                  First $250 million   0.85%
                                                  Next $250 million    0.80%
                                                  Over $500 million    0.75%

* Prior to October 2, 2006, the advisory fees for Focus Growth Portfolio, Focus Growth and Income Portfolio Focus TechNet Portfolio, Focus Value Portfolio, Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Moderate Growth Portfolio and Stock Portfolio were as follows:

Focus Growth Portfolio                    1.00%

Focus Growth and Portfolio                1.00%

Focus TechNet Portfolio                   1.20%

Focus Value Portfolio                     1.00%

Multi-Managed Growth Portfolio            0.89%

Multi-Managed Income Portfolio            0.77%

Multi-Managed Income/Equity Portfolio     0.81%

Multi-Managed Moderate Growth Portfolio   0.85%

Stock Portfolio                           0.85%

Dated: October 2, 2006